United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2009

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, October 14, 2009

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      201     7450 SH       Sole                     7450
Adobe Systems, Inc.            COM              00724F101    14063   425650 SH       Sole                   425650
Alberto-Culver Co.             COM              013078100    13491   487400 SH       Sole                   487400
Anadarko Petroleum             COM              032511107    12537   199850 SH       Sole                   199850
Ecolab Inc.                    COM              278865100    12508   270550 SH       Sole                   270550
Exelon Corp.                   COM              30161N101      595    12000 SH       Sole                    12000
Fastenal Co.                   COM              311900104    10507   271500 SH       Sole                   271500
Fiserv Inc.                    COM              337738108    13397   277950 SH       Sole                   277950
Gardner Denver, Inc.           COM              365558105    13764   394600 SH       Sole                   394600
General Electric Co            COM              369604103      985    60000 SH       Sole                    60000
Goldcorp Inc.                  COM              380956409    13815   342200 SH       Sole                   342200
Hathor Exploration             COM              419018106      931   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    13648   248550 SH       Sole                   248550
Linear Technology              COM              535678106    16931   612765 SH       Sole                   612765
Max Minerals, Inc.             COM              B3QMWG0         20    54750 SH       Sole                    54750
Mettler-Toledo Int'l           COM              592688105    14313   157996 SH       Sole                   157996
Microsoft Corp.                COM              594918104      632    24400 SH       Sole                    24400
Nalco Holding Co.              COM              62985Q101    11089   541200 SH       Sole                   541200
Occidental Petroleum           COM              674599105     1960    25000 SH       Sole                    25000
Paccar Inc.                    COM              693718108      709    18800 SH       Sole                    18800
Paychex, Inc.                  COM              704326107    13110   451300 SH       Sole                   451300
ProSh UltSht 20+ TYS           COM              74347R297    11209   254700 SH       Sole                   254700
Robert Half Int'l              COM              770323103    10840   433250 SH       Sole                   433250
Rollins, Inc.                  COM              775711104    11314   600200 SH       Sole                   600200
St. Mary Land & Exp.           COM              792228108    26152   805675 SH       Sole                   805675
Thompson Creek Mtls            COM              884768102      302    25000 SH       Sole                    25000
Waters Corporation             COM              941848103    14695   263070 SH       Sole                   263070